UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09995

     T. Rowe Price Global Technology Fund, Inc. (Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202 (Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202 (Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000 Date of fiscal year end: December 31 Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE GLOBAL TECHNOLOGY FUND
Unaudited		March 31, 2008
Portfolio of Investments ‡	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 93.7%
HARDWARE 19.5%
Consumer Electronics 3.0%
Apple (1)	27,300	3,918
JSR (JPY)	35,500	805
		4,723
Enterprise Hardware 12.1%
Acer (TWD)	130,000	233
Canon (JPY)	23,200	1,073
Dell (1)	144,600	2,880
EMC (1)	125,500	1,800
Hewlett-Packard	171,200	7,817
Innolux Display (TWD)	346,000	923
NetApp (1)	31,900	640
Nidec (JPY)	26,900	1,678
Palm (1)	128,100	641
Seagate Technology	60,000	1,256
		18,941
Supply Chain/Electronic Manufacturing 4.4%
Flextronics (1)	118,000	1,108
Foxconn (HKD) (1)	1,189,000	1,619
Foxconn Technology (TWD)	223,850	1,342
Hon Hai Precision (TWD)	481,200	2,763
		6,832
Total Hardware		30,496
IT SERVICES 6.5%
IT Services 6.5%
IBM	59,300	6,828
Infosys Technologies (INR)	54,506	1,955
Satyam Computer Services (INR)	144,160	1,424
Total IT Services		10,207
MEDIA 6.7%
Advertising 0.4%
Focus Media, ADR (1)	18,600	654
		654
Internet 6.3%
Amazon.com (1)	18,100	1,290
Expedia (1)	71,400	1,563
Google, Class A (1)	12,000	5,286
Sina (1)	23,000	811
Yahoo! (1)	30,600	885
		9,835

Total Media		10,489
SEMICONDUCTORS 18.8%
Analog Semiconductors 3.6%
Fairchild Semiconductor, Class A (1)	162,100	1,932
Maxim Integrated Products	123,100	2,510
National Semiconductor	65,300	1,196
		5,638
Digital Semiconductors 11.5%
Altera	119,100	2,195
Broadcom, Class A (1)	102,000	1,966
Integrated Device Technology (1)	199,000	1,777
Intel	203,600	4,312
MediaTek (TWD)	70,850	925
Microchip Technology	54,100	1,771
PMC-Sierra (1)	392,000	2,234
Xilinx	119,000	2,826
		18,006
Semiconductor Capital Equipment 3.7%
Applied Materials	38,900	759
ASML (EUR)	34,182	841
KLA-Tencor	21,200	787
Nikon (JPY)	35,000	935
PowerTech Technology (TWD)	557,000	2,025
Siliconware Precision Industries (TWD)	203,000	345
		5,692
Total Semiconductors		29,336
SOFTWARE 21.5%
Applications Software 2.3%
Adobe Systems (1)	60,000	2,135
SAP (EUR)	29,509	1,468
		3,603
Consumer Software 4.7%
Electronic Arts (1)	52,600	2,626
Nintendo (JPY)	7,000	3,620
Ubisoft Entertainment (EUR) (1)	14,000	1,207
		7,453
Infrastructure Software 10.9%
Microsoft	374,200	10,620
Oracle (1)	233,100	4,559
Red Hat (1)	100,000	1,839
		17,018
Systems Software 2.8%
McAfee (1)	88,000	2,912
VeriSign (1)	43,200	1,436
		4,348
Technical Software 0.8%
Autodesk (1)	40,511	1,275
		1,275
Total Software		33,697
TELECOM EQUIPMENT 17.9%
Wireless Equipment 6.8%
Nokia (EUR)	207,203	6,599
QUALCOMM	97,500	3,997
		10,596
Wireline Equipment 11.1%
Alcatel-Lucent, ADR	296,500	1,708
Ciena (1)	20,700	638
Cisco Systems (1)	320,400	7,719
Corning	198,100	4,762
Juniper Networks (1)	102,800	2,570
		17,397
Total Telecom Equipment		27,993
TELECOM SERVICES 2.8%
Wireless - Domestic 2.8%
American Tower, Class A (1)	83,400	3,270
Crown Castle International (1)	32,356	1,116
Total Telecom Services		4,386

Total Common Stocks (Cost $159,836)		146,604
PREFERRED STOCKS 2.1%
SEMICONDUCTORS 2.1%
Digital Semiconductors 2.1%
Samsung Electronics (KRW)	7,186	3,264
Total Preferred Stocks (Cost $3,448)		3,264
SHORT-TERM INVESTMENTS 3.3%
Money Market Funds 3.3%
T. Rowe Price Government Reserve
Investment Fund, 1.35% (2)(3)	5,142,101	5,142
Total Short-Term Investments (Cost $5,142)		5,142
Total Investments in Securities
99.1% of Net Assets (Cost $168,426)		$155,010

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated Companies
ADR	American Depository Receipts
EUR	Euro
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
TWD	Taiwan Dollar

(3) Affiliated Companies
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Purchase		Sales		Investment	Value
Affiliate	Cost	Cost		Income	3/31/08	12/31/07
T. Rowe Price Government
Reserve Investment Fund,
1.35%	¤	¤		$40	$5,142	$ 9,695

Totals				$40	$5,142	$9,695

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost		$5,142
Dividend income		40
Interest income			-
Investment income		$40
Realized gain (loss) on securities			$-
Capital gain distributions from
mutual funds			$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Global Technology Fund
Unaudited	March 31, 2008
Notes To Portfolio of Investments

T. Rowe Price Global Technology Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs	Investments in	Foreign Currencies
	Securities
Level 1 – quoted prices	$112,314,000	$0
Level 2 – significant other observable inputs	42,696,000	229,000
Level 3 – significant unobservable inputs	0	0
Total	$155,010,000	$229,000

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest, directly or through its investments in T. Rowe Price institutional funds, in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $168,426,000. Net unrealized loss aggregated $13,418,000 at period-end, of which $4,145,000 related to appreciated investments and $17,563,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Technology Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	May 20, 2008